Intangibles And Goodwill	6 Months Ended
Feb. 29, 2020
Intangibles And Goodwill [Abstract]
Intangibles And Goodwill

16. INTANGIBLES AND GOODWILL

Impairment testing of indefinite-life intangibles and goodwill

The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2020 and the recoverable amount of the cash generating units exceeded their carrying value.

A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Cable cash generating unit as at February 1, 2020 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Satellite cash generating unit as at February 1, 2020 would not result in an impairment loss. A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at February 1, 2020 would not result in any impairment loss.

Any changes in economic conditions since the impairment testing conducted as at February 1, 2020 do not represent events or changes in circumstance that would be indicative of impairment at February 29, 2020.

Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2020, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal adjusted EBITDA multiple
Cable	6.0%	0.5%	8.0x
Satellite	7.0%	-4.0%	6.7x
Wireless	7.0%	1.0%	5.3x

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal adjusted EBITDA multiple
Cable	15.0%	12.5%	6.2%
Satellite	7.8%	5.5%	7.4%
Wireless	18.2%	10.1%	9.4%